Financial Instruments and Risk Management (Schedule of Hierarchy of Fair Value) (Details) - Level 2 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments [Line Items]
Derivatives designated as economic hedge, net	$ 21	$ 1
Derivatives designated as cash flow hedge, net	71	0
Total	$ 92	$ 1